FAIR VALUE MEASUREMENTS - Assets and liabilities measured (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	$ 69,436	¥ 483,394	¥ 1,441,976
Liabilities measured at fair value on recurring basis	431,445	3,003,639	2,035,331
Available-for-sales Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	246	1,713	2,537
Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	300,082	2,089,114	2,030,361
Liability Classified RSU
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	303	2,109	4,970
Current portion of bonds payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	131,060	912,416
Bank Time Deposits | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	52,265	363,856	245,014
Bank Time Deposits | Cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	$ 16,925	117,825	1,194,425
Quoted prices in active markets for identical assets and liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis		481,681	1,439,439
Liabilities measured at fair value on recurring basis		3,001,530	2,030,361
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis		2,089,114	2,030,361
Quoted prices in active markets for identical assets and liabilities (Level 1) | Current portion of bonds payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis		912,416
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bank Time Deposits | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis		363,856	245,014
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bank Time Deposits | Cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis		117,825	1,194,425
Unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis		1,713	2,537
Liabilities measured at fair value on recurring basis		2,109	4,970
Unobservable inputs (Level 3) | Available-for-sales Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis		1,713	2,537
Unobservable inputs (Level 3) | Liability Classified RSU
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis		¥ 2,109	¥ 4,970